GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
Schedule of Pro Forma Results
	December 31,
	2014	2015
Pro forma revenue	$108,517	$165,924
Pro forma net income	$76	$18,725
Basic net income (loss) per ordinary share	$(0.28)	$0.58
Diluted net income (loss) per ordinary share	$(0.28)	$0.53